Related parties - Fixed and variable components of remuneration (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fixed Remuneration, Excluding CEO
Disclosure of transactions between related parties [line items]
Total remuneration	€ 1,231	€ 1,176	€ 1,175
Cost of pension	39	35	35
Other benefits	75	58	57
Variable Remuneration, Excluding CEO
Disclosure of transactions between related parties [line items]
Total remuneration	1,153	1,331	1,042
Share-based payments	299	597	351
CEO Fixed Remuneration
Disclosure of transactions between related parties [line items]
Total remuneration	537	407	405
Cost of pension	0	0	0
Other benefits	40	13	11
CEO Variable Remuneration
Disclosure of transactions between related parties [line items]
Total remuneration	1,866	528	437
Share-based payments	€ 118	€ 233	€ 171